Concentration and risks	12 Months Ended
Dec. 31, 2023
Concentration and risks
Concentration and risks

3.    Concentration and risks

Concentration of customers and suppliers

There are no customers or suppliers from whom revenues or purchases individually represent greater than 10% of the total revenues or the total purchases of the Group for the years ended December 31, 2021, 2022 and 2023.

3.    Concentration and risks (continued)

Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable and notes receivable. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of December 31, 2022 and 2023, majority of the Group’s cash and cash equivalents, restricted cash and notes receivable were held by or accepted by major financial institutions located in the PRC and Hong Kong which the management believes are of high credit quality. Accounts receivable are typically unsecured and are mainly derived from the ordinary course of business in the PRC. The risk with respect to these financial instruments is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring processes of outstanding balances.

There was no individual customer accounted for more than 10% of accounts receivable as of December 31, 2022 and 2023.

Currency convertibility risk

The Group’s sales, purchase and expense transactions are generally denominated in RMB and a significant portion of the Group’s assets and liabilities are denominated in RMB. The cash transfers from the PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Group in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies and require certain supporting documentation in order to effect the remittance. If such foreign exchange control system prevents the Group from obtaining sufficient foreign currencies to satisfy its currency demands, the Group may not be able to pay dividends in foreign currencies. As of December 31, 2022 and 2023, the Group’s cash and cash equivalents and restricted cash denominated in RMB were RMB1,076,036 and RMB897,896, accounting for 53.64% and 71.81% of the Group’s total cash and cash equivalents and restricted cash, respectively.